Repurchase of Shares - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended
	Apr. 24, 2014	Dec. 31, 2014	Apr. 15, 2014
Equity, Class of Treasury Stock [Line Items]
Consideration paid for shares repurchased	$ 49,809	$ 59,082
Consideration paid for per shares repurchased	$ 2.82
Shares repurchased, description		For the common shares repurchased, the Company charged the excess of the purchased price over the par value to additional paid in capital. For the preferred shares repurchased, the Company charged the excess of the purchase price over the carrying value to retain earnings or to additional paid in capital if retained earnings is zero.
Interest on withheld tax price		5.00%
Withheld tax on repurchase of shares		4,782
Series A [Member]
Equity, Class of Treasury Stock [Line Items]
Per share fair value at the date of repurchase	$ 3.13
Series A [Member] | Bright Access International Limited [Member]
Equity, Class of Treasury Stock [Line Items]
Shares repurchased	450,000
Shares repurchased, value	1,268
Series B [Member]
Equity, Class of Treasury Stock [Line Items]
Per share fair value at the date of repurchase	$ 3.19
Series B [Member] | Fidelity Asia Ventures Fund L.P. [Member]
Equity, Class of Treasury Stock [Line Items]
Shares repurchased	2,921,868
Shares repurchased, value	8,233
Series B [Member] | Fidelity Asia Principals Fund LP [Member]
Equity, Class of Treasury Stock [Line Items]
Shares repurchased	108,960
Shares repurchased, value	308
2014 Plan [Member] | Leading Advice Holdings Limited [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchased common shares transferred for future issuance	14,195,412
Common shares [Member]
Equity, Class of Treasury Stock [Line Items]
Consideration paid for shares repurchased		4
Number of shares repurchased		14,664,637
Per share fair value at the date of repurchase	$ 3.13
Common shares [Member] | Vantage Point Global Limited [Member]
Equity, Class of Treasury Stock [Line Items]
Shares repurchased	10,334,679
Shares repurchased, value	29,121
Common shares [Member] | Aiden & Jasmine Limited [Member]
Equity, Class of Treasury Stock [Line Items]
Shares repurchased	3,860,733
Shares repurchased, value	10,879
Skyline [Member]
Equity, Class of Treasury Stock [Line Items]
Consideration paid for shares repurchased			$ 24,276
Skyline [Member] | Series A [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased			27,180
Skyline [Member] | Series A-1 Preferred Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased			591,451
Skyline [Member] | Series B [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased			725,237
Skyline [Member] | Series D Convertible Redeemable Preferred Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased			3,808,943
Skyline [Member] | Common shares [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased			469,225